Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Total revenues		$ 273,832	$ 134,237
Cost of revenues
Total cost of revenues		(241,152)	(123,530)
Gross profit		32,680	10,707
Operating expenses
Sales and marketing expenses		(968)	(842)
General and administrative expenses		(3,326)	(1,475)
Research and development expenses		(734)	(835)
Impairment loss on digital assets			(3,924)
Unrealized fair value loss of digital assets		(4,603)
Realized gain on sales of digital assets		22,982	7,421
Total operating expenses, net		13,351	345
Operating income		46,031	11,052
Interest expense		(3,056)	(2,440)
Interest income		1,118	752
Other (expenses)/income, net		(15)	7
Income before income taxes		44,078	9,371
Income tax expense		(7,439)	(1,549)
Net income and total comprehensive income		$ 36,639	$ 7,822
Earnings per share:
Ordinary shares – basic (in Dollars per share)	[1]	$ 0.23	$ 0.05
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	[1]	159,525,286	150,000,000
Related Party
Cost of revenues
Total cost of revenues		$ (88,989)	$ (87,433)
Third Parties
Cost of revenues
Total cost of revenues		(139,969)	(23,970)
Depreciation and Amortization
Cost of revenues
Total cost of revenues		$ (12,194)	$ (12,127)

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.